Finance income and expense	12 Months Ended
Dec. 31, 2022
Finance income and expense
Finance income and expense

3 Finance income and expense

	2022	2021	2020
	$m	$m	$m
Finance income
Returns on deposits and equity securities	78	12	41
Fair value gains on debt and interest rate swaps	14	–	4
Discount unwind on other long-term assets	–	–	6
Interest income on income tax balances	3	31	36
Total	95	43	87
Finance expense
Interest on debt, leases and other financing costs	(889)	(774)	(736)
Net interest on post-employment defined benefit plan net liabilities (Note 22)	(29)	(26)	(37)
Net exchange losses	(16)	(20)	(34)
Discount unwind on contingent consideration arising from business combinations (Note 20)	(168)	(226)	(278)
Discount unwind on other long-term liabilities[1]	(216)	(248)	(219)
Fair value losses on debt and interest rate swaps	–	(4)	–
Interest expense on income tax balances	(28)	(2)	(2)
Total	(1,346)	(1,300)	(1,306)
Net finance expense	(1,251)	(1,257)	(1,219)

1	Included within Discount unwind on other long-term liabilities is $108m relating to the Acerta Pharma share purchase liability (2021: $161m; 2020: $151m), see Note 20 for further details.

There was no interest capitalised during the year.

Financial instruments

Included within finance income and expense are the following net gains and losses on financial instruments:

	2022	2021	2020
	$m	$m	$m
Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives	(9)	(5)	(8)
Interest and changes in carrying values of debt designated as hedged items in fair value hedges, net of derivatives	–	(9)	(6)
Interest and fair value changes on fixed and short-term deposits, equity securities, other derivatives and tax balances	54	16	42
Interest on debt, commercial paper, overdrafts and lease liabilities held at amortised cost	(837)	(738)	(660)

The interest rate fair value hedges were closed in 2021. Fair value gain or loss of $nil (2021: loss of $33m; 2020: gain of $33m) on interest rate fair value hedging instruments and $nil fair value gain or loss (2021: gain of $29m; 2020: loss of $32m) on the related hedged items have been included within Interest and changes in carrying values of debt designated as hedged items, net of derivatives.

Fair value loss of $25m (2021: loss of $19m; 2020: gain of $2m) on derivatives related to debt instruments designated at fair value through profit or loss and $26m fair value gain (2021: gain of $19m; 2020: loss of $3m) on debt instruments designated at fair value through profit or loss have been included within Interest and fair value adjustments in respect of debt designated at fair value through profit or loss, net of derivatives.